Acquisition of subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Acquisition of subsidiaries	Acquisition of subsidiaries
A.Acquisition ACT Genomics in 2022
I.Consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Cash	$9,042
Deferred consideration	958
Equity instruments (1,326,127 ordinary shares)	39,784
Total consideration transferred	$49,784
Net cash outflow arising on acquisition:
Cash consideration	$9,042
Less: cash and cash equivalent balances acquired (note 34(A)(III))	5,623
Total net cash outflow arising on acquisition	$3,419
Equity instruments issued
The fair value of the ordinary shares issued was based on the listed share price of the Company at December 30, 2022 of $2 per share (equivalent to $30 per share after reverse stock split).
II.Acquisition-related costs
The Group incurred acquisition-related costs of $1,192 on legal fees and due diligence costs. These costs have been included in ‘administrative and other operating expenses’.
III.Identifiable assets acquired and liabilities assumed
The following table summarizes the recognized amounts of assets acquired and liabilities based on fair value at the date of acquisition.

Property, plant and equipment	$5,649
Intangible assets	13,826
Interests in equity-accounted investees	788
Deferred tax assets	236
Inventories	1,295
Trade receivables (including loss allowance $1,264)	2,595
Deposits, prepayments and other receivables	2,014
Cash and cash equivalents	5,623
Trade payables	(858)
Accrued expenses and other current liabilities	(2,761)
Contract liabilities	(416)
Lease liabilities	(2,380)
Tax liabilities	(6)
Deferred tax liabilities	(2,914)
Other non-current liabilities	(223)
Total identifiable net assets acquired at fair value	$22,468
Measurement of fair values
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired	Valuation technique
Property, plant and equipment	Cost technique: The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.
Intangible assets	Multi-period excess earnings method: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the technology and customer relationships, by excluding any cash flows related to contributory assets.
If the acquisition had occurred on January 1, 2022, management estimates that the Group’s consolidated revenue would have been increased by $15,084, and consolidated loss for the year would have been increased by $64,939. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2022, nor is it intended to be a projection of future results.
IV.Goodwill
Goodwill arising from the acquisition has been recognized as follows.

2022
Consideration transferred (note 34(A)(I))	$49,784
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics	6,484
Fair value of identifiable net assets (note 34(A)(III))	(22,468)
Goodwill	$33,800
The goodwill is attributable mainly to the skills and technical talent of ACT Genomics’s work force and the synergies expected to be achieved from integrating the company into the Group’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.
Non-controlling interests in ACT Genomics recognized at the acquisition date was measured by reference to the proportionate share of recognized amounts of net assets of ACT Genomics.
B.Acquisition Europa in 2024
On August 9, 2024, the Group acquired 100% interest in Europa with cash consideration of $8,509. Europa is principally engaged in the sales and distribution of consumer health and wellness products in the United States and was acquired with the objective of expanding the Group into the United States consumer health and wellness industry. The acquisition has been accounted for as acquisition of business using the acquisition method.
I.Consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Total cash consideration transferred	$8,509
Net cash outflow arising on acquisition:
Cash consideration	$8,509
Less: cash and cash equivalent balances acquired (note 34(B)(III))	163
Total net cash inflow arising on acquisition	$8,346
II.Acquisition-related costs
The Group incurred acquisition-related costs of $613 on legal fees and due diligence costs. These costs have been included in ‘administrative and other operating expenses’.

III.Identifiable assets acquired and liabilities assumed
The following table summarizes the recognized amounts of assets acquired and liabilities based on fair value at the date of acquisition.

Property, plant and equipment and intangible assets	$3,140
Other non-current assets	169
Inventories	5,498
Trade receivables (including loss allowance $80)	619
Deposits, prepayments and other receivables	566
Cash and cash equivalents	163
Trade payables	(6,677)
Accrued expenses	(257)
Lease liabilities	(2,906)
Total identifiable net assets acquired at fair value	$315
The receivables acquired (which principally comprised trade receivables) with a fair value of $$619 at the date of acquisition had gross contractual amounts of $699. The best estimate at acquisition date of the contractual cash flows not expected to be collected amounted to $80.
Measurement of fair values
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired	Valuation technique
Property, plant and equipment	Cost technique: The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.
If the acquisition had occurred on January 1, 2024, management estimates that the Group’s consolidated revenue would have been increased by $13,094, and consolidated loss for the year would have been increased by $3,624. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2024, nor is it intended to be a projection of future results.

IV.Goodwill
Goodwill arising from the acquisition has been recognized as follows.

2024
Consideration transferred (note 34(B)(I))	$8,509
Fair value of identifiable net assets (note 34(B)(III))	(315)
Goodwill	$8,194
The goodwill is attributable mainly to the skills and technical talent of Europa’s work force and the synergies expected to be achieved from integrating the company into the Group’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.